[USAA                      USAA LIFE INVESTMENT TRUST
EAGLE                  SUPPLEMENT DATED DECEMBER 6, 2004
LOGO (R)]          TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2004


The information relating to Edward R. Dinstel as an officer of the Funds has been deleted from page 20 of the Statement of Additional Information.